Pledged assets, guarantees and commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Contingent liabilities and commitments	$ 3,963	$ 1,655
Commitments for loan funding
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Contingent liabilities and commitments	$ 3,963	$ 1,655